Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Supplemental Income Statement Elements [Abstract]
Trade receivables, allowance for credit losses | $		$ 13,796		$ 24,602
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		240,000,000		120,000,000
Ordinary shares, shares issued		91,874,448		88,899,844
Ordinary shares, shares outstanding		88,392,925		85,418,321
Treasury stock, ordinary shares		3,481,523		3,481,523